UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities
Address: Legg Mason Investment Management Services
         3rd Floor King William Street
         London, England  EC2N 7BE

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paula Marsh
Title:     Compliance Officer
Phone:     44-20-7500-5911

Signature, Place, and Date of Signing:

     Paula Marsh     London, England     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $756,585 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    70954  1345092 SH       DEFINED 1             1345092        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107    29220  1844689 SH       DEFINED 1             1844689        0        0
BANCO MACRO SA                 SPON ADR B       05961W105     6210   373600 SH       DEFINED 1              373600        0        0
BBVA BANCO FRANCES S A         SPONSORED ADR    07329M100     6196  1168900 SH       DEFINED 1             1168900        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889      149     6000 SH       DEFINED 1                6000        0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104     5010   101400 SH       DEFINED 1              101400        0        0
COMPANHIA SIDERURGICA NACION   SPONSORED ADR    20440W105      129     2900 SH       DEFINED 1                2900        0        0
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100    83901  2811673 SH       DEFINED 1             2811673        0        0
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104     9957   152315 SH       DEFINED 1              152315        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102    30531  1152098 SH       DEFINED 1             1152098        0        0
GAMMON GOLD INC                COM              36467T106    58025  5347861 SH       DEFINED 1             5347861        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106       76     6000 SH       DEFINED 1                6000        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206      104     4400 SH       DEFINED 1                4400        0        0
ICICI BK LTD                   ADR              45104G104      124     4300 SH       DEFINED 1                4300        0        0
ISHARES INC                    MSCI TAIWAN      464286731    22704  1606737 SH       DEFINED 1             1606737        0        0
LAN AIRLINES S A               SPONSORED ADR    501723100      133    12900 SH       DEFINED 1               12900        0        0
MECHEL OAO                     SPONSORED ADR    583840103    68176  1376163 SH       DEFINED 1             1376163        0        0
MERCADOLIBRE INC               COM              58733R102       69     2000 SH       DEFINED 1                2000        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    77318  1009230 SH       DEFINED 1             1009230        0        0
NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW   64109T201       77     6100 SH       DEFINED 1                6100        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101   139832  2412964 SH       DEFINED 1             2412964        0        0
SASOL LTD                      SPONSORED ADR    803866300      325     5500 SH       DEFINED 1                5500        0        0
SATYAM COMPUTER SERVICES LTD   ADR              804098101    15917   649140 SH       DEFINED 1              649140        0        0
SHINHAN FINANCIAL GROUP CO L   SPN ADR RESTRD   824596100     2348    26200 SH       DEFINED 1               26200        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100    13833  1267871 SH       DEFINED 1             1267871        0        0
TAM SA                         SP ADR REP PFD   87484D103    68965  3606925 SH       DEFINED 1             3606925        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502     5719   569047 SH       DEFINED 1              569047        0        0
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106       63     2500 SH       DEFINED 1                2500        0        0
TELMEX INTERNACIONAL SAB DE    SPONS ADR SR L   879690105       67     4100 SH       DEFINED 1                4100        0        0
TENARIS S A                    SPONSORED ADR    88031M109      224     3000 SH       DEFINED 1                3000        0        0
THE9 LTD                       ADR              88337K104     3415   151200 SH       DEFINED 1              151200        0        0
TONGJITANG CHINESE MED CO      SPON ADR         89025E103      874   209534 SH       DEFINED 1              209534        0        0
UNITED MICROELECTRONICS CORP   SPON ADR NEW     910873405      210    71900 SH       DEFINED 1               71900        0        0
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR    92906P106    32960  1233983 SH       DEFINED 1             1233983        0        0
WSP HOLDINGS LIMITED           ADR              92934F104     2770   394000 SH       DEFINED 1              394000        0        0
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